ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 115.7%
	ASSET MANAGEMENT - 4.3%
2,334,964	FTAI Infrastructure, LLC	$ 7,518,584

	DATA CENTER REIT - 13.9%
124,110	Digital Realty Trust, Inc.	15,019,792
12,848	Equinix, Inc.	9,330,988
		24,350,780
	FOOD - 2.3%
1,205,357	Cadiz, Inc.(a)	3,989,732

	GAMING REIT - 2.0%
120,079	VICI Properties, Inc.	3,494,299

	HEALTH CARE REIT – 12.2%
890,864	IQHQ Private Investment, Inc. 144A(a),(b),(c)	21,334,500

	INDUSTRIAL REIT - 14.8%
192,910	Americold Realty Trust, Inc.	5,866,393
70,110	Innovative Industrial Properties, Inc.	5,304,523
64,535	Prologis, Inc.	7,241,472
149,634	Rexford Industrial Realty, Inc.	7,384,438
		25,796,826
	INFRASTRUCTURE REIT - 12.4%
69,637	American Tower Corporation, A	11,451,805
35,610	Crown Castle, Inc.	3,277,188
35,241	SBA Communications Corporation, A	7,054,191
		21,783,184
	LEISURE FACILITIES & SERVICES – 15.0%
155,035	Caesars Entertainment, Inc.(a)	7,185,871
104,393	Las Vegas Sands Corporation	4,785,375
194,797	MGM Resorts International	7,160,738
75,941	Wynn Resorts Ltd.	7,017,708
		26,149,692
	OFFICE REIT - 7.8%
64,041	Alexandria Real Estate Equities, Inc.	6,410,504

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares				Fair Value
	COMMON STOCKS — 115.7% (Continued)
	OFFICE REIT - 7.8% (Continued)
1,081,553	Hudson Pacific Properties, Inc.			$ 7,192,327
				13,602,831
	RESIDENTIAL REIT - 10.9%
143,858	American Homes 4 Rent, Class A			4,846,576
60,674	Equity LifeStyle Properties, Inc.			3,865,541
166,269	Invitation Homes, Inc.			5,269,065
43,537	Sun Communities, Inc.			5,152,169
				19,133,351
	SELF-STORAGE REIT - 4.3%
27,917	Extra Space Storage, Inc.			3,394,149
131,411	National Storage Affiliates Trust			4,170,985
				7,565,134
	SPECIALTY FINANCE - 5.2%
254,841	FTAI Aviation Ltd.			9,059,598

	SPECIALTY REIT - 3.6%
460,829	NewLake Capital Partners, Inc.			6,276,491

	TELECOMMUNICATIONS – 7.0%
697,675	DigitalBridge Group, Inc.			12,265,127

	TOTAL COMMON STOCKS (Cost $219,635,119)			202,320,129

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 1.5%
	FOOD — 0.0%(d)
2,000	Cadiz, Inc.	8.8750	Perpetual	31,970

	SPECIALTY FINANCE — 0.5%
10,000	FTAI Aviation Ltd. Investors, LLC Series A	8.2500	Perpetual	226,100
20,000	FTAI Aviation Ltd.	8.0000	Perpetual	453,400
6,084	FTAI Aviation Ltd. Investors, LLC Series C	8.2500	Perpetual	139,932
				819,432

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 1.5% (Continued)
	TELECOMMUNICATIONS — 1.0%
24,918	DigitalBridge Group, Inc.	7.1250	Perpetual	$ 538,229
30,000	DigitalBridge Group, Inc. - Series I	7.1500	Perpetual	638,999
23,735	DigitalBridge Group, Inc. - Series H	7.1250	Perpetual	519,797
				1,697,025
	TOTAL PREFERRED STOCKS (Cost $2,509,481)			2,548,427

	SHORT-TERM INVESTMENTS — 2.4%
	MONEY MARKET FUNDS - 2.4%
4,159,304	First American Government Obligations Fund Class X, 5.26% (Cost $4,159,304)(e)			4,159,304

	TOTAL INVESTMENTS - 119.6% (Cost $226,303,904)			$ 209,027,860
	LIABILITIES IN EXCESS OF OTHER ASSETS - (19.6)%			(34,223,134)
	NET ASSETS - 100.0%			$ 174,804,726

LLC	- Limited Liability Company
LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023 the total market value of 144A securities is $21,334,500 or 12.2% of net assets.
(c)	Illiquid security. The total fair value of these securities as of September 30, 2023 was $21,334,500, representing 12.2% of net assets.
(d)	Percentage rounds to less than 0.1%.
(e)	Rate disclosed is the seven day effective yield as of September 30, 2023.

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
September 30, 2023

Shares		Fair Value
COMMON STOCKS — (1.5)%
OFFICE REIT - (1.5)%
(577,668)	Paramount Group, Inc.	$ (2,668,826)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $2,576,242)	$ (2,668,826)